Stock-Based Compensation (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Stock-Based Compensation [Abstract]
Summary of Stock-Based Compensation Expense
The following table presents the classification of stock-based compensation expense recognized for the periods below:

	Three months ended September 30,		Nine months ended September 30,
(in thousands)	2019	2018	2019	2018
Selling, general and administrative expense	$383	$440	$1,018	$1,446
Research and development expense	29	(3)	95	98
Total stock-based compensation expense	$412	$437	$1,113	$1,544

The following table summarizes the stock-based compensation expense which was recognized in the consolidated statements of operations for the years ended December 31,

(Dollars in thousands)	2018	2017
Selling, general and administrative	$1,958	$452
Research and development	129	50
Total	$2,087	$502

Summary of Plan Stock Option Activity
The following is a summary of the Plans’ stock option activity during the years ended December 31:

	2018		2017
	Options Outstanding	Weighted Average Exercise Price	Options Outstanding	Weighted Average Exercise Price
Beginning Balance	2,562	$1,049.93	272	$31,021.57
Granted	163,997	45.76	2,461	167.30
Exercised	—	—	—	—
Forfeited/expired	(26,013)	61.01	(171)	36,429.90
Outstanding at December 31	140,546	$61.25	2,562	$1,049.93
Vested at December 31	16,206	$169.07	148	$11,338.37

Weighted Average Assumptions used in Black-Scholes Option Pricing Model
The following table provides the weighted average assumptions used in the Black-Scholes option pricing model for the years ended December 31:

	2018	2017
Expected dividend yield	0%	0%
Risk-free interest rate	2.49%	1.97%
Expected volatility	120.54%	103%
Expected life (in years)	6.23	6.25

Summary of Restricted Stock Award Activity
The following table summarizes restricted stock award activity during 2018 and 2017:

	2018		2017
	RSUs	Weighted Average Grant Price	RSUs	Weighted Average Grant Price
Nonvested, beginning balance	15	$7,297.22	33	$9,052.37
Granted	—	—	11	1,514.80
Vested	(12)	7,297.22	(29)	1,854.56
Forfeited	—	—	-	-
Nonvested at December 31	3	$7,297.22	15	$7,297.22